Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued external research and professional fees	$ 1,402	$ 295
Accrued external clinical study costs	4,788	1,897
Accrued compensation expense	1,328	617
Deferred rent, current portion	2	44
Accrued expenses	$ 7,520	$ 2,853